UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/2010

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Core Value Fund

Dreyfus High Yield Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Value Fund
September 30, 2010 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--11.4%
Best Buy	47,110	1,923,501
Carnival	113,510	4,337,217
Home Depot	54,110	1,714,205
Johnson Controls	112,680	3,436,740
Lowe's	76,340	1,701,619
Mattel	73,170	1,716,568
News, Cl. A	367,760	4,802,946
Omnicom Group	139,110	5,492,063
Staples	82,160	1,718,787
Target	46,680	2,494,579
Time Warner	224,336	6,875,898
Viacom, Cl. B	47,170	1,707,082
Whirlpool	16,580	1,342,317
		39,263,522
Consumer Staples--6.9%
Clorox	38,520	2,571,595
CVS Caremark	156,360	4,920,649
Dr. Pepper Snapple Group	66,930	2,377,354
PepsiCo	155,360	10,322,118
Philip Morris International	61,830	3,463,717
		23,655,433
Energy--14.2%
Anadarko Petroleum	59,830	3,413,301
ConocoPhillips	108,700	6,242,641
EOG Resources	74,220	6,900,233
Exxon Mobil	56,640	3,499,786
Occidental Petroleum	202,650	15,867,495
Peabody Energy	51,350	2,516,664
QEP Resources	106,660	3,214,732
Schlumberger	112,370	6,923,116
		48,577,968

Exchange Traded Funds--.3%
iShares Russell 1000 Value Index Fund
	14,890	878,361
Financial--25.2%
ACE	51,350	2,991,137
Aflac	34,190	1,767,965
American Express	46,550	1,956,496
Ameriprise Financial	82,920	3,924,604
AON	71,130	2,781,894
Bank of America	678,546	8,895,738
Berkshire Hathaway, Cl. B	49,740 a	4,112,503
Capital One Financial	26,800	1,059,940
Citigroup	1,012,250 a	3,947,775
Franklin Resources	16,310	1,743,539
Goldman Sachs Group	29,490	4,263,664
JPMorgan Chase & Co.	346,630	13,196,204
Marsh & McLennan	99,700	2,404,764
MetLife	159,400	6,128,930
Morgan Stanley	146,230	3,608,956
PNC Financial Services Group	41,250	2,141,288
Prudential Financial	54,680	2,962,562
State Street	42,950	1,617,497
SunTrust Banks	77,690	2,006,733
Travelers	63,890	3,328,669
U.S. Bancorp	165,380	3,575,516
Wells Fargo & Co.	326,320	8,200,422
		86,616,796
Health Care--11.2%
AmerisourceBergen	61,630	1,889,576
Amgen	58,970 a	3,249,837
Bristol-Myers Squibb	100,020	2,711,542
Covidien	76,290	3,066,095
McKesson	28,200	1,742,196
Merck & Co.	208,820	7,686,664
Pfizer	595,850	10,230,745
Thermo Fisher Scientific	35,290 a	1,689,685

UnitedHealth Group	127,930	4,491,622
WellPoint	28,320 a	1,604,045
		38,362,007
Industrial--11.3%
Caterpillar	24,390	1,919,005
Cooper Industries	35,310	1,727,718
Dover	70,330	3,671,929
Eaton	43,500	3,588,315
General Electric	610,300	9,917,375
Honeywell International	39,570	1,738,706
Ingersoll-Rand	70,480	2,516,841
Pitney Bowes	150,070	3,208,497
Republic Services	79,750	2,431,578
Union Pacific	67,580	5,528,044
United Technologies	37,310	2,657,591
		38,905,599
Information Technology--7.0%
AOL	67,368 a	1,667,358
Cisco Systems	287,830 a	6,303,477
Hewlett-Packard	42,400	1,783,768
Microsoft	270,200	6,617,198
Oracle	73,710	1,979,113
QUALCOMM	125,660	5,669,779
		24,020,693
Materials--2.8%
Air Products & Chemicals	21,820	1,807,132
CF Industries Holdings	17,200	1,642,600
Dow Chemical	63,860	1,753,596
Freeport-McMoRan Copper & Gold	30,900	2,638,551
International Paper	75,160	1,634,730
		9,476,609
Telecommunication Services--5.3%
AT & T	366,835	10,491,481
Vodafone Group, ADR	312,350	7,749,404
		18,240,885
Utilities--3.6%
Entergy	62,740	4,801,492

NextEra Energy	108,620	5,907,842
Questar	97,420	1,707,773
		12,417,107
Total Common Stocks
(cost $320,316,593)		340,414,980

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $585,000)	585,000 [b]	585,000
Total Investments (cost $320,901,593)	99.4%	340,999,980
Cash and Receivables (Net)	.6%	2,168,187
Net Assets	100.0%	343,168,167

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At Septmber 30, 2010, the aggregate cost of investment securities for income tax purposes was $320,901,593. Net unrealized appreciation on investments was $20,098,387 of which $36,181,185 related to appreciated investment securities and $16,082,798 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.2
Energy	14.2
Consumer Discretionary	11.4
Industrial	11.3
Health Care	11.2
Information Technology	7.0
Consumer Staples	6.9
Telecommunication Services	5.3
Utilities	3.6
Materials	2.8

Exchange Traded Funds	.3
Money Market Investment	.2
99.4
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	331,787,215	-	-	331,787,215
Equity Securities - Foreign+	7,749,404	-	-	7,749,404
Mutual Funds/Exchange Traded Funds	1,463,361	-	-	1,463,361
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System, for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--95.5%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace--.8%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	1,393,015	1,393,015
Dyncorp International,
Sr. Unscd. Notes	10.38	7/1/17	6,935,000 a	6,935,000
				8,328,015
Automotive--6.0%
Ford Motor Credit,
Sr. Unscd. Notes	6.63	8/15/17	1,425,000	1,520,344
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	2,805,000	3,174,618
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	3,350,000	3,855,810
Ford Motor Credit,
Sr. Unscd. Notes	8.70	10/1/14	8,580,000	9,633,864
Ford Motor,
Sr. Unscd. Debs.	6.50	8/1/18	730,000	746,425
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	9,215,000 b	9,652,712
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	6,715,000 b	7,638,312
Lear,
Gtd. Bonds	7.88	3/15/18	1,760,000	1,874,400
Lear,
Gtd. Notes	8.13	3/15/20	4,265,000 b	4,579,543
Motors Liquidation,
Sr. Unscd. Notes	8.38	7/15/33	7,605,000 b,c	2,604,713
Navistar International,
Gtd. Notes	8.25	11/1/21	4,595,000	4,928,138
Pinafore,
Sr. Scd. Notes	9.00	10/1/18	3,390,000 a	3,576,450

TRW Automotive,
Gtd. Notes	7.25	3/15/17	4,240,000 a,b	4,526,200
United Components,
Gtd. Notes	9.38	6/15/13	1,268,000	1,293,360
				59,604,889
Building Products--.5%
Texas Industries,
Gtd. Notes	9.25	8/15/20	4,475,000 a	4,665,188
Cable/Satellite TV--4.1%
CCH II Capital,
Gtd. Notes	13.50	11/30/16	20,424,136	24,355,782
Cequel Communications Holdings I,
Sr. Unscd. Notes	8.63	11/15/17	2,375,000 a	2,517,500
Dish DBS,
Gtd. Notes	7.13	2/1/16	6,790,000	7,171,938
Dish DBS,
Gtd. Notes	7.88	9/1/19	2,675,000	2,892,344
Insight Communications,
Sr. Notes	9.38	7/15/18	4,100,000 a	4,376,750
				41,314,314
Capital Goods--1.0%
RBS Global & Rexnord,
Gtd. Notes	8.50	5/1/18	5,395,000	5,509,644
Wireco WorldGroup,
Sr. Unscd. Notes	9.50	5/15/17	4,415,000 a	4,558,488
				10,068,132
Chemicals--3.9%
Celanese US Holdings,
Gtd. Notes	6.63	10/15/18	745,000 a	763,625
Hexion U.S. Finance/Nova Scotia
Finance, Scd. Notes	9.75	11/15/14	4,410,000 b	4,608,450
Huntsman International,
Gtd. Notes	7.88	11/15/14	915,000	953,888
Huntsman International,
Gtd. Notes	8.63	3/15/20	4,500,000 b	4,680,000
Huntsman International,
Sr. Sub. Notes	8.63	3/15/21	3,455,000 a,b	3,593,200

Ineos Finance,
Sr. Scd. Notes	9.00	5/15/15	3,850,000 a	4,037,688
Invista,
Gtd. Notes	9.25	5/1/12	1,945,000 a	1,974,175
Lyondell Chemical,
Sr. Scd. Notes	8.00	11/1/17	2,045,000 a	2,239,275
Momentive Performance,
Gtd. Notes	9.75	12/1/14	2,225,000 b,d	2,291,750
OXEA Finance,
Sr. Scd. Notes	9.50	7/15/17	4,850,000 a	5,250,125
Polyone,
Sr. Unscd. Notes	7.38	9/15/20	4,600,000 b	4,755,250
TPC Group,
Sr. Scd. Notes	8.25	10/1/17	2,220,000 a	2,281,050
Vertellus Specialties,
Sr. Scd. Notes	9.38	10/1/15	1,610,000 a	1,674,400
				39,102,876
Consumer Products--1.1%
Reddy Ice,
Sr. Scd. Notes	11.25	3/15/15	8,215,000 b	8,440,912
Visant,
Sr. Notes	10.00	10/1/17	2,370,000 a	2,482,575
				10,923,487
Containers--2.7%
AEP Industries,
Sr. Unscd. Notes	7.88	3/15/13	8,321,000 b	8,445,815
BWAY Holding,
Gtd. Notes	10.00	6/15/18	2,380,000 a,b	2,588,250
Plastipak Holdings,
Sr. Notes	10.63	8/15/19	2,435,000 a	2,715,025
Reynolds Group Issuer,
Gtd. Notes	8.50	5/15/18	9,445,000 a	9,279,713
Solo Cup,
Sr. Scd. Notes	10.50	11/1/13	4,295,000	4,466,800
				27,495,603

Energy--6.2%
Sr. Scd. Notes	10.25	5/1/15	4,735,000 a	4,865,212
Aquilex Holdings,
Gtd. Notes	11.13	12/15/16	4,245,000	4,223,775
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	7,815,000	8,205,750
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	6,135,000	7,131,937
Continental Resources,
Gtd Notes	7.13	4/1/21	3,660,000 a	3,824,700
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	3,524,000 a	3,594,480
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	763,000	814,019
El Paso,
Notes	7.75	1/15/32	4,821,000	5,030,034
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	3,550,000	3,825,125
Ferrellgas,
Sr. Unscd. Notes	9.13	10/1/17	3,025,000	3,293,469
Inergy Finance,
Gtd. Notes	7.00	10/1/18	3,905,000 a	4,022,150
McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	6,465,000 a,b	5,721,525
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	2,180,000	2,479,750
Range Resources,
Gtd. Notes	7.50	10/1/17	5,000,000	5,350,000
				62,381,926
Finance--7.7%
Ally Financial,
Gtd. Notes	7.50	9/15/20	6,150,000 a	6,580,500
Ally Financial,
Gtd. Notes	8.00	11/1/31	16,010,000	17,250,775
American General Finance,
Sr. Unscd. Notes	6.90	12/15/17	4,000,000	3,360,000
Citigroup Capital XXI,
Gtd. Bonds	8.30	12/21/77	14,491,000 d	15,288,005

HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	10,376,000 a	10,116,600
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	11,095,000	11,205,950
International Lease Finance,
Sr. Unscd. Notes	8.63	9/15/15	4,671,000 a	5,009,648
iPayment,
Gtd. Notes	9.75	5/15/14	3,650,000	3,348,875
USI Holdings,
Sr. Sub. Notes	9.75	5/15/15	4,475,000 a	4,363,125
				76,523,478
Food, Beverage & Tobacco--1.5%
Bolthouse Farms,
Bank Notes	9.50	7/25/16	6,300,000 e	6,363,000
Dean Foods,
Gtd. Notes	7.00	6/1/16	4,844,000 b	4,777,395
Michael Foods,
Sr. Notes	9.75	7/15/18	3,280,000 a	3,526,000
				14,666,395
Gaming--3.5%
Ameristar Casinos,
Gtd. Notes	9.25	6/1/14	3,395,000	3,641,137
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	1,425,000 b	1,275,375
Boyd Gaming,
Sr. Sub. Notes	7.13	2/1/16	3,935,000 b	3,310,319
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	3,742,000 b	3,405,220
MGM Resorts International,
Gtd. Notes	6.75	4/1/13	1,020,000	952,425
MGM Resorts International,
Gtd. Notes	7.50	6/1/16	2,455,000 b	2,086,750
MGM Resorts International,
Sr. Unscd. Notes	11.38	3/1/18	6,260,000 b	5,993,950
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	6,490,000	6,928,075

Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	4,288,000 a	4,497,040
Shingle Springs Tribal Gaming
Authority, Sr. Notes	9.38	6/15/15	2,795,000 a	2,096,250
Wynn Las Vegas,
First Mortgage Notes	7.75	8/15/20	1,085,000 a	1,150,100
				35,336,641
Health Care--6.0%
Alere,
Sr. Unscd. Notes	7.88	2/1/16	3,240,000	3,329,100
Alere,
Gtd. Notes	9.00	5/15/16	5,940,000	6,147,900
American Renal Holdings,
Sr. Scd. Notes	8.38	5/15/18	530,000 a	548,550
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	8,445,000	9,025,594
Biomet,
Gtd. Notes	11.63	10/15/17	26,595,000	29,753,156
Capella Healthcare,
Gtd. Notes	9.25	7/1/17	4,095,000 a	4,391,888
HCA,
Sr. Scd. Notes	7.25	9/15/20	3,835,000	4,122,625
Radiation Therapy Services,
Sr. Sub. Notes	9.88	4/15/17	2,210,000 a	2,193,425
				59,512,238
Media--11.1%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	5,830,000	5,873,725
Clear Channel Communications,
Sr. Unscd. Notes	4.90	5/15/15	8,375,000	4,637,656
Clear Channel Communications,
Sr. Unscd. Notes	5.00	3/15/12	4,726,000 b	4,489,700
Clear Channel Communications,
Sr. Unscd. Notes	5.50	9/15/14	20,639,000 b	13,337,954
Clear Channel Communications,
Sr. Unscd. Notes	5.50	12/15/16	9,188,000	4,731,820
Clear Channel Communications,
Sr. Unscd. Notes	5.75	1/15/13	11,368,000 b	9,634,380

Clear Channel Communications,
Sr. Unscd. Debs.	6.88	6/15/18	3,880,000 b	1,925,450
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	3,330,000 b	2,614,050
Entravision Communications,
Sr. Scd. Notes	8.75	8/1/17	1,400,000 a	1,435,000
Gray Television,
Sr. Scd. Notes	10.50	6/29/15	12,900,000 b	12,948,375
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	9,807,000 a	8,384,985
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	4,635,000	4,623,412
Nexstar Broadcasting,
Gtd. Notes	0.50	1/15/14	723,894 a	700,367
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	201,000	199,493
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	1,348,032 d	1,349,717
Nexstar/Mission Broadcasting,
Sr. Scd. Notes	8.88	4/15/17	780,000 a	817,050
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	3,275,000	3,393,719
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	8,325,000	8,626,781
Salem Communications,
Sr. Scd. Notes	9.63	12/15/16	5,008,000 b	5,346,040
Sinclair Broadcast Group,
Gtd. Notes	8.00	3/15/12	11,929,000 b	11,976,716
Sinclair Television Group,
Scd. Notes	9.25	11/1/17	3,885,000 a	4,186,088
				111,232,478
Metals Mining--3.0%
Drummond,
Sr. Unscd. Notes	7.38	2/15/16	4,705,000	4,816,744
Murray Energy,
Sr. Scd. Notes	10.25	10/15/15	4,325,000 a	4,508,813

Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	15,200,000 a	16,036,000
Tube City IMS,
Gtd. Notes	9.75	2/1/15	4,045,000 b	4,146,125
				29,507,682
Paper--1.4%
Abitibi-Consolidated of Canada,
Sr. Scd. Notes	13.75	4/1/11	2,182,582 a,c	2,507,241
Newpage,
Sr. Scd. Notes	11.38	12/31/14	5,424,000 b	4,935,840
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	2,115,000	2,146,725
Verso Paper Holdings,
Sr. Scd. Notes	11.50	7/1/14	3,775,000 b	4,152,500
				13,742,306
Printing & Publishing--1.2%
Cenveo,
Sr. Scd. Notes	8.88	2/1/18	11,415,000	11,343,655
Cenveo,
Gtd. Notes	10.50	8/15/16	650,000 a,b	667,875
				12,011,530
Retail--2.7%
Hillman Group,
Gtd. Notes	10.88	6/1/18	3,960,000 a	4,197,600
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	14,381,000 b	15,171,955
QVC,
Sr. Scd. Notes	7.13	4/15/17	1,900,000 a	1,976,000
QVC,
Sr. Scd. Notes	7.50	10/1/19	4,285,000 a	4,499,250
Susser Holdings & Finance,
Gtd. Notes	8.50	5/15/16	1,050,000	1,097,250
				26,942,055
Retail-Food & Drug--2.5%
Rite Aid,
Gtd. Notes	9.50	6/15/17	13,315,000 b	11,251,175
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	8,680,000 b	9,081,450

Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	4,695,000	4,835,850
				25,168,475
Services--4.5%
Aramark,
Gtd. Notes	8.50	2/1/15	4,055,000	4,237,475
Cardtronics,
Gtd. Notes	8.25	9/1/18	5,850,000 b	6,186,375
CHC Helicopter,
Sr. Scd. Notes	9.25	10/15/20	4,500,000 a	4,567,500
FTI Consulting,
Gtd. Notes	6.75	10/1/20	4,705,000 a	4,763,812
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	4,485,000 a	4,798,950
General Maritime,
Gtd. Notes	12.00	11/15/17	8,475,000	8,983,500
Marquette Transportation Finance,
Sr. Scd. Notes	10.88	1/15/17	6,565,000 a	6,729,125
Navios Maritime Holdings,
Sr. Scd. Notes	8.88	11/1/17	2,005,000 a	2,125,300
Ultrapetrol Bahamas,
First Mortgage Notes	9.00	11/24/14	1,817,000	1,830,628
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,075,000	1,118,000
				45,340,665
Technology--6.4%
Ceridian,
Gtd. Notes	11.25	11/15/15	15,638,000 d	14,504,245
Ceridian,
Gtd. Notes	12.25	11/15/15	14,091,490 b	13,422,144
First Data,
Gtd. Notes	9.88	9/24/15	2,565,000 b	2,090,475
First Data,
Gtd. Notes	9.88	9/24/15	4,550,000	3,742,375
Sorenson Communications,
Sr. Scd. Notes	10.50	2/1/15	5,640,000 a,b	3,327,600

Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	22,167,000 b	23,441,602
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	3,460,000	3,875,200
				64,403,641
Telecommunications--14.3%
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	20,635,000 a	21,150,875
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,542,457 a	3,635,446
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	1,408,000 a,b	1,552,320
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	1,700,000 a	1,989,000
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	12,735,000	13,912,988
Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	26,575,000	28,601,343
Sprint Capital,
Gtd. Notes	6.88	11/15/28	3,250,000	3,006,250
Sprint Capital,
Gtd. Notes	6.90	5/1/19	11,655,000	11,771,550
Sprint Capital,
Gtd. Notes	8.75	3/15/32	1,085,000	1,144,675
Telesat Canada,
Sr. Unscd. Notes	11.00	11/1/15	9,290,000	10,544,150
Telesat Canada,
Sr. Sub. Notes	12.50	11/1/17	2,415,000	2,861,775
West,
Gtd. Notes	8.63	10/1/18	2,340,000 a	2,392,650
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	7,605,000 a	8,560,378
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	29,699,884 a,b	31,964,500
				143,087,900
Utilities--3.4%
AES,
Sr. Unscd. Notes	8.00	10/15/17	11,605,000	12,591,425

AES,
Sr. Unscd. Notes	9.75	4/15/16	3,765,000	4,348,575
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	5,235,000 b	4,109,475
North American Energy Alliance,
Sr. Scd. Notes	10.88	6/1/16	2,935,000 a	3,221,163
NRG Energy,
Gtd. Notes	7.38	1/15/17	5,275,000 b	5,420,062
RRI Energy,
Sr. Unscd. Notes	7.63	6/15/14	4,165,000 b	4,144,175
				33,834,875
Total Bonds and Notes
(cost $906,328,080)				955,194,789

Preferred Stocks--.1%			Shares	Value ($)
Media
Spanish Broadcasting System,
Ser. B, Cum. $26.88
(cost $1,598,517)			1,523 [f]	974,402

Common Stocks--.3%
Cable/Satellite TV--.2%
Charter Communications, Cl. A			55,002 g	1,787,565
Media--.1%
LIN TV, Cl. A			180,000 g	799,200
Total Common Stocks
(cost $1,860,749)				2,586,765

Other Investment--6.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $62,820,000)			62,820,000 [h]	62,820,000
Investment of Cash Collateral for
Securities Loaned--14.4%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $144,375,219)	144,375,219 [h]	144,375,219

Total Investments (cost $1,116,982,565)	116.6%	1,165,951,175
Liabilities, Less Cash and Receivables	(16.6%)	(165,792,405)
Net Assets	100.0%	1,000,158,770

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities had a market value of $287,230,758 or 28.7% of net assets.

b

Security, or portion thereof, on loan. At September 30, 2010, the total market value of the fund's securities on loan is $138,756,919 and the total market value of the collateral held by the fund is $144,606,894, consisting of cash collateral of $144,375,219 and U.S. Government and agencies securities valued at $231,675.

c	Non-income producing--security in default.
d	Variable rate security--interest rate subject to periodic change.
e

Illiquid security. The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors. At September 30, 2010, the value of these securities amounted to $6,363,000 or 0.6% of net assets

f

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At September 30, 2010, the value of this security amounted to $ 974,402 or 0.1% of net assets.

g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,116,982,565. Net unrealized appreciation on investments was $48,968,610 of which $58,386,365 related to appreciated investment securities and $9,417,755 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	95.5
Money Market Investments	20.7
Common Stocks	.3
Preferred Stocks	.1
116.6
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	955,194,789	-	955,194,789
Equity Securities - Domestic+	2,586,765	-	974,402	3,561,167
Mutual Funds	207,195,219	-	-	207,195,219
+ See Statement of Investments for industry classification.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investment in
Preferred
Stock($)
Balance as of 12/31/2009	1,523
Realized gain (loss)	-
Change in unrealized appreciation	972,879
(depreciation)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 9/30/2010	974,402

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are car-ride at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)